Deposits - Summary of Scheduled Maturities of Time Deposits (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Due in one year or less		$ 266,943
Due after one year through two years		85,964
Due after two years through three years		26,192
Due after three years through four years		16,464
Due after four years through five years		40,462
Thereafter		2,587
Total	$ 443,599	$ 438,612	$ 342,160